UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22535

Ares Dynamic Credit Allocation Fund, Inc.
(Exact name of registrant as specified in charter)

2000 Avenue of the Stars 12th Floor Los Angeles, California		90067
(Address of principal executive offices)		(Zip code)

Michael D. Weiner Daniel J. Hall 2000 Avenue of the Stars 12th Floor Los Angeles, California 90067
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 201-4200

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2016

ITEM 1.   SCHEDULE OF INVESTMENTS.

Ares Dynamic Credit Allocation Fund, Inc.

Schedule of Investments

January 31, 2016 (Unaudited)

	Principal Amount	Value (a)
Floating Rate Term Loans 43.1% (b)
Aerospace & Defense 0.6%
Doncasters U.S., LLC, Term Loan 2nd Lien, 9.50%, 10/09/2020	$2,101,509	$1,991,179

Banking, Finance & Insurance 0.9%
Asurion, LLC, 2nd Lien Term Loan, 8.50%, 03/03/2021	3,750,000	3,155,362

Beverage, Food & Tobacco 1.1%
Charger OpCo B.V., EUR Term Loan B-2, (Netherlands), 4.25%, 07/23/2021	€1,713,754	1,851,012
Charger OpCo B.V., USD Term Loan B-2, (Netherlands), 4.25%, 07/02/2022	$2,037,004	2,008,996
		3,860,008
Broadcasting & Entertainment 1.7%
Clear Channel Communications, Inc., Tranche E Term Loan, 7.93%, 07/30/2019	2,500,000	1,649,100
Cumulus Media Holdings, Inc., Term Loan, 4.25%, 12/23/2020	3,600,000	2,616,444
Gray Television, Inc., Incremental Term Loan C, L+ 3.50%, 06/13/2021 (c)	1,801,802	1,796,739
		6,062,283
Buildings & Real Estate 1.1%
Jeld-Wen, Inc., Term B-1 Loan, 4.75%, 07/01/2022	3,990,000	3,930,150

Cable & Satellite TV 0.6%
Altice Financing S.A., Term Loan, (Luxembourg), 5.50%, 07/02/2019	989,899	982,782
Altice Financing S.A., USD Tranche Loan, (Luxembourg), 5.25%, 01/28/2022	995,000	982,562
		1,965,344
Chemicals, Plastics & Rubber 1.5%
HII Holding Corporation, Term Loan 2nd Lien, 9.75%, 12/21/2020	2,000,000	1,900,000
Ineos Finance PLC, 2022 EUR Term Loan, (Great Britain), 4.25%, 03/31/2022	€3,200,804	3,338,737
		5,238,737
Consumer Products 0.7%
True Religion Apparel, Inc., Initial Term Loan, 5.88%, 07/30/2019	$4,342,500	1,899,844
True Religion Apparel, Inc., Initial Term Loan 2nd Lien, 11.00%, 01/30/2020	1,369,565	547,826
		2,447,670
Containers, Packaging & Glass 0.6%
Reynolds Group Holdings, Inc., US Term Loan, 4.50%, 12/01/2018	2,000,000	1,988,580

Diversified & Conglomerate Manufacturing 1.3%
Auris Luxembourg III Sarl, Term Loan B4, (Luxembourg), 4.25%, 01/17/2022	4,488,722	4,425,117

Diversified & Conglomerate Services 3.6%
Language Line, LLC, Initial Term Loan 1st Lien, 6.50%, 07/07/2021	4,018,021	3,981,176
Syncreon Global Finance (US), Inc., Term Loan, 5.25%, 10/28/2020	5,424,911	4,187,380
VWR Funding, Inc., Tranche B Term Loan, 4.00%, 01/15/2022	€4,000,000	4,319,027
		12,487,583
Electronics 2.4%
Avago Technologies Cayman, Ltd., Term Loan B, (Cayman Islands), L+ 3.25%, 11/11/2022 (c)	$4,500,000	4,424,760
NXP B.V., Tranche B Loan, (Netherlands), 3.75%, 12/07/2020	2,712,822	2,706,040
Smart Technologies ULC, Term B Loan, (Canada), 10.50%, 01/31/2018	1,246,875	1,240,641
		8,371,441
Grocery 2.4%
Albertson’s, LLC, Term Loan B4, 5.50%, 08/25/2021	5,458,750	5,334,673
GOBP Holdings, Inc., 1st Lien Term Loan, 4.75%, 10/21/2021	3,247,882	3,090,912
		8,425,585
Healthcare, Education & Childcare 2.8%
Envision Healthcare Corporation, Tranche B-2 Term Loan, 4.50%, 10/28/2022	2,500,000	2,479,900

	Principal Amount	Value (a)
Floating Rate Term Loans (b) (continued)
Healthcare, Education & Childcare (continued)
Nord Anglia Education Finance, LLC, Initial Term Loan, 5.00%, 03/31/2021	$3,979,798	$3,840,505
Team Health, Inc., Tranche B Term Loan, 4.50%, 11/23/2022	3,502,000	3,480,112
		9,800,517
Hotels, Motels, Inns & Gaming 1.5%
Mohegan Tribal Gaming Authority, Term Loan B, 5.50%, 06/15/2018	5,327,571	5,156,343

Leisure, Amusement & Entertainment 3.1%
AMC Entertainment, Inc., Incremental Term Loan, 4.00%, 12/15/2022	2,556,593	2,555,877
ClubCorp Club Operations, Inc., Term Loan B, 4.25%, 12/15/2022	2,500,000	2,475,000
Delta 2 (LUX) Sarl, Term Loan 2nd Lien, (Luxembourg), 7.75%, 07/29/2022	1,000,000	830,000
Delta 2 (LUX) Sarl, Term Loan B3,(Luxembourg), 4.75%, 07/30/2021	2,000,000	1,879,380
Equinox Holdings, Inc., Initial Term Loan, 5.00%, 01/31/2020	2,779,520	2,732,045
Life Time Fitness, Inc., Term Loan, 4.25%, 06/10/2022	497,494	486,300
		10,958,602
Oil & Gas 0.5%
Energy & Exploration Partners, LLC, DIP Term Loan, L+ 10.00%, 01/22/2019 (c)	184,571	179,034
Energy & Exploration Partners, LLC, Initial Loan, 7.75%, 01/22/2019 (d)	2,992,424	288,021
Energy & Exploration Partners, LLC, Bridge DIP Term Loan, L+ 8.75%, 01/23/2016 (c)	70,577	70,577
EP Energy LLC, Tranche B-2 Loan, 4.50%, 04/30/2019	1,382,500	877,887
Templar Energy, LLC, Incremental Term Loans 2nd Lien, 8.50%, 11/25/2020	5,995,251	347,724
		1,763,243
Packaging 0.6%
Ardagh Holdings USA, Inc., Incremental Term Loan B, 4.00%, 12/17/2019	2,087,349	2,065,829

Personal Transportation 1.1%
Air Medical Group Holdings, Inc., Initial Term Loan, 4.25%, 04/28/2022	3,980,000	3,771,050

Personal, Food & Miscellaneous Services 0.4%
Weight Watchers International, Inc., Initial Tranche B-2 Term Loan, 4.00%, 04/02/2020	2,000,000	1,380,460

Printing & Publishing 1.7%
Dex Media East, LLC, Term Loan, 6.00%, 12/30/2016	5,548,110	2,605,282
F&W Media, Inc., Initial Term Loan, 8.50%, 06/30/2019	2,764,484	2,667,727
Lee Enterprises, Inc., Term Loan, 7.25%, 03/31/2019	792,671	779,457
		6,052,466
Retail Stores 6.9%
Dollar Tree, Inc., Term B-1 Loan, 3.50%, 07/06/2022	1,314,287	1,309,082
Harbor Freight Tools USA, Inc., Initial Loans (TL), 4.75%, 07/26/2019	3,787,834	3,783,099
JC Penney Corporation, Inc., Term Loan, 6.00%, 05/22/2018	2,925,000	2,855,531
Neiman Marcus Group, Inc., Term Loan 1, 4.25%, 10/25/2020	4,887,750	4,233,134
Pilot Travel Centers, LLC, Initial Trache Loan Term B, 3.75%, 10/01/2021	3,692,169	3,691,246
Rite Aid Corporation, 2nd Priority Tranche 1 Term Loans, 5.75%, 08/21/2020	4,170,000	4,170,000
Rite Aid Corporation, Tranche 2 Term Loan, 4.88%, 06/21/2021	4,075,000	4,060,738
		24,102,830
Service & Equipment 0.7%
First Data Corporation, Term Loan, 4.18%, 07/10/2022	2,501,333	2,451,932

Technology 2.5%
Allflex Holdings III, Inc., (U.S.), Initial Term Loan 2nd Lien, 8.00%, 07/19/2021	3,000,000	2,835,000
Travelport Finance Sarl, Initial Term Loans, (Luxembourg), 5.75%, 09/02/2021	6,000,000	5,779,500
		8,614,500
Utilities 1.8%
Alinta Energy Finance Pty, Ltd., Delayed Draw Term Loan, (Australia), 6.38%, 08/13/2018	411,905	402,979

	Principal Amount	Value (a)
Floating Rate Term Loans (b) (continued)
Utilities (continued)
Alinta Energy Finance Pty, Ltd., Term Loan B, (Australia), 6.38%, 08/13/2019	$6,206,946	$6,072,442
		6,475,421
Waste Management 1.0%
Waste Industries USA, Inc., Initial Term Loan, 4.25%, 02/27/2020	3,473,750	3,450,962
Total Floating Rate Term Loans (Cost: $171,209,601)		150,393,194

Corporate Bonds 68.7%
Automobile 0.8%
Schaeffler Finance B.V., 144A, (Netherlands), 4.75%, 05/15/2023	3,000,000	2,910,000

Banking, Finance & Insurance 0.4%
MSCI, Inc., 144A, 5.75%, 08/15/2025	1,364,000	1,442,430

Beverage, Food & Tobacco 2.1%
New Red Finance, Inc., 144A, (Canada), 4.63%, 01/15/2022	3,000,000	3,015,000
Premier Foods Finance PLC, 144A, (Great Britain), 5.58%, 03/16/2020 (e)	£3,250,000	4,278,587
		7,293,587
Broadcasting & Entertainment 10.9%
AMC Networks, Inc., 7.75%, 07/15/2021	$6,000,000	6,360,000
Belo Corporation, 7.25%, 09/15/2027	2,000,000	2,020,000
DigitalGlobe, Inc., 144A, 5.25%, 02/01/2021	2,500,000	2,187,500
iHeartCommunications, Inc., 10.63%, 03/15/2023	1,300,000	841,750
Lamar Media Corporation, 5.38%, 01/15/2024	3,000,000	3,060,000
Lamar Media Corporation, 144A, 5.75%, 02/01/2026	700,000	721,000
LIN Television Corporation, 6.38%, 01/15/2021	895,000	935,275
Nexstar Broadcasting, Inc., 6.88%, 11/15/2020	2,875,000	2,882,187
Nexstar Broadcasting, Inc., 144A, 6.13%, 02/15/2022	1,550,000	1,472,500
Sinclair Television Group, Inc., 6.13%, 10/01/2022	2,000,000	2,055,000
Sinclair Television Group, Inc., 144A, 5.63%, 08/01/2024	3,350,000	3,257,875
Sirius XM Radio, Inc., 144A, 5.38%, 04/15/2025	3,600,000	3,618,000
TEGNA, Inc., 6.38%, 10/15/2023	1,500,000	1,582,500
Tribune Media Company, 144A, 5.88%, 07/15/2022	3,000,000	2,992,500
Univision Communications, Inc., 144A, 8.50%, 05/15/2021	4,000,000	3,970,000
		37,956,087
Buildings & Real Estate 2.9%
BMBG Bond Finance S.C.A., 144A, (Luxembourg), 4.86%, 10/15/2020 (e)	€4,525,000	4,902,225
Headwaters, Inc., 7.25%, 01/15/2019	$5,167,000	5,270,340
		10,172,565
Business Equipment & Services 2.3%
TMF Group Holding B.V., 144A, (Netherlands), 5.26%, 12/01/2018 (e)	€3,500,000	3,786,008
TMF Group Holding B.V., 144A, (Netherlands), 9.88%, 12/01/2019	3,750,000	4,334,176
		8,120,184
Cable & Satellite TV 8.5%
Altice Financing S.A., 144A, (Luxembourg), 6.63%, 02/15/2023	$3,230,000	3,173,475
Altice Financing S.A., 144A, (Luxembourg), 9.88%, 12/15/2020	2,500,000	2,675,000
Cablevision Systems Corporation, 8.63%, 09/15/2017	2,000,000	2,075,000
CCO Holdings, LLC, 7.00%, 01/15/2019	1,179,000	1,204,054
CCO Safari II, LLC, 144A, 4.91%, 07/23/2025	3,000,000	3,002,973
CSC Holdings, LLC, 8.63%, 02/15/2019	2,000,000	2,130,000
Midcontinent Communications, 144A, 6.88%, 08/15/2023	1,750,000	1,767,500
UPCB Finance V, Ltd., 144A, (Cayman Islands)), 7.25%, 11/15/2021	2,250,000	2,385,000
Videotron, Ltd., 144A, (Canada), 5.38%, 06/15/2024	3,000,000	3,022,500

	Principal Amount	Value (a)
Corporate Bonds (continued)
Cable & Satellite TV (continued)
Virgin Media Secured Finance PLC, 144A, (Great Britain), 5.25%, 01/15/2026	$4,376,000	$4,332,240
WideOpenWest Finance, LLC, 10.25%, 07/15/2019	4,250,000	4,005,625
		29,773,367
Chemicals, Plastics & Rubber 0.5%
NOVA Chemicals Corporation, 144A, (Canada), 5.00%, 05/01/2025	2,000,000	1,875,000

Consumer Products 2.6%
Elizabeth Arden, Inc., 7.38%, 03/15/2021	2,000,000	1,330,000
NBTY, Inc., 9.00%, 10/01/2018	7,488,000	7,670,707
		9,000,707
Containers, Packaging & Glass 2.6%
Crown Americas LLC, 7.38%, 12/15/2026	2,350,000	2,514,500
Owens-Brockway Glass Container, Inc., 144A, 5.88%, 08/15/2023	2,500,000	2,453,125
Owens-Brockway Glass Container, Inc., 144A, 6.38%, 08/15/2025	1,285,000	1,265,725
Reynolds Group Issuer, Inc., 7.88%, 08/15/2019	1,500,000	1,556,250
Reynolds Group Issuer, Inc., 9.88%, 08/15/2019	1,198,000	1,171,045
		8,960,645
Diversified & Conglomerate Manufacturing 0.2%
Affinion International Holdings, Ltd., (Great Britain), 7.50%, 07/30/2018 (f)	1,222,000	855,400

Diversified & Conglomerate Services 3.2%
Abengoa Finance SAU, 144A, (Spain), 8.88%, 11/01/2017	3,000,000	510,000
Aramark Services, Inc., 144A, 5.13%, 01/15/2024	1,400,000	1,445,500
Ashtead Capital, Inc., 144A, 6.50%, 07/15/2022	2,000,000	2,040,000
Hertz Corporation, 7.50%, 10/15/2018	3,000,000	3,045,000
United Rentals North America, Inc., 8.25%, 02/01/2021	4,000,000	4,170,000
		11,210,500
Electronics 1.4%
Freescale Semiconductor, Inc., 144A, 6.00%, 01/15/2022	1,000,000	1,047,500
NeuStar, Inc., 4.50%, 01/15/2023	1,500,000	1,230,000
Syniverse Holdings, Inc., 9.13%, 01/15/2019	7,000,000	2,660,000
		4,937,500
Healthcare, Education & Childcare 1.9%
DaVita HealthCare Partners, Inc., 5.13%, 07/15/2024	2,500,000	2,514,063
HCA, Inc., 5.25%, 04/15/2025	2,500,000	2,562,500
HCA, Inc., 8.00%, 10/01/2018	1,500,000	1,680,000
		6,756,563
Hotels, Motels, Inns & Gaming 5.7%
Gala Electric Casinos, PLC, 144A, (Great Britain), 11.50%, 06/01/2019	£2,704,546	4,026,739
Gala Group Finance, PLC, 144A, (Great Britain), 8.88%, 09/01/2018	293,920	433,417
MGM Resorts International, 8.63%, 02/01/2019	$1,000,000	1,110,000
MGM Resorts International, 11.38%, 03/01/2018	1,000,000	1,145,000
Mohegan Tribal Gaming Authority, 144A, 11.00%, 09/15/2018	728,000	728,000
Peninsula Gaming, LLC, 144A, 8.38%, 02/15/2018	6,000,000	6,090,000
Pinnacle Entertainment, Inc., 8.75%, 05/15/2020	4,250,000	4,430,625
SNAI S.p.A., 144A, (Italy), 12.00%, 12/15/2018	€1,750,000	1,855,220
		19,819,001
Leisure, Amusement & Entertainment 4.1%
Activision Blizzard, Inc., 144A, 5.63%, 09/15/2021	$4,000,000	4,200,000
AMC Entertainment, Inc., 5.75%, 06/15/2025	490,000	499,188

	Principal Amount	Value (a)
Corporate Bonds (continued)
Leisure, Amusement & Entertainment (continued)
AMC Entertainment, Inc., 5.88%, 02/15/2022	$825,000	$848,719
Live Nation Entertainment, Inc., 144A, 7.00%, 09/01/2020	4,500,000	4,725,000
LTF Merger Sub, Inc., 144A, 8.50%, 06/15/2023	2,000,000	1,890,000
Regal Entertainment Group, 5.75%, 03/15/2022	2,250,000	2,264,062
		14,426,969
Lending Services 1.6%
AerCap Aviation Solutions B.V., (Netherlands), 6.38%, 05/30/2017	511,000	522,498
International Lease Finance Corporation, 8.75%, 03/15/2017	3,500,000	3,678,850
International Lease Finance Corporation, 8.88%, 09/01/2017	1,250,000	1,337,500
		5,538,848
Mining, Steel, Non-Precious Metals 0.1%
Peabody Energy Corporation, 6.50%, 09/15/2020	3,500,000	201,250

Oil & Gas 2.8%
California Resources Corporation, 6.00%, 11/15/2024	688,000	130,720
California Resources Corporation, 8.00%, 12/15/2022	1,845,000	733,388
EP Energy, LLC, 9.38%, 05/01/2020	2,000,000	850,000
Ferrellgas Partners, L.P., 8.63%, 06/15/2020	7,268,000	6,613,880
Halcon Resources Corporation, 144A, 13.00%, 02/15/2022	4,325,000	1,065,031
Midstates Petroleum Company, Inc., 9.25%, 06/01/2021	3,500,000	157,500
Midstates Petroleum Company, Inc., 10.75%, 10/01/2020	2,000,000	90,000
Quicksilver Resources, Inc., 11.00%, 07/01/2021 (d)	1,000,000	—
		9,640,519
Packaging 3.5%
Albea Beauty Holdings S.A., 144A, (Luxembourg), 8.38%, 11/01/2019	5,000,000	5,212,500
GCL Holdings S.C.A., 144A, (Luxembourg), 9.38%, 04/15/2018	€5,500,000	6,134,059
Guala Closures S.p.A., 144A, (Italy), 5.29%, 11/15/2019 (e)	695,000	750,288
		12,096,847
Personal Transportation 0.3%
Air Medical Merger Sub Corporation, 144A, 6.38%, 05/15/2023	$1,000,000	880,000

Pipeline 2.7%
Gibson Energy, Inc., 144A, (Canada), 6.75%, 07/15/2021	2,816,000	2,618,880
ONEOK, Inc., 7.50%, 09/01/2023	2,900,000	2,356,250
Sabine Pass Liquefaction, LLC, 6.25%, 03/15/2022	3,000,000	2,763,750
Targa Resources Partners, L.P., 144A, 6.75%, 03/15/2024	2,250,000	1,856,250
		9,595,130
Printing & Publishing 0.5%
Lee Enterprises, Inc., 144A, 9.50%, 03/15/2022	2,000,000	1,835,000

Retail Stores 2.8%
Dollar Tree, Inc., 144A, 5.75%, 03/01/2023	705,000	742,894
Office Depot, Inc., 144A, 9.75%, 03/15/2019	3,750,000	3,937,500
Petco Animal Supplies, Inc., 144A, 9.25%, 12/01/2018	2,500,000	2,570,000
Rite Aid Corporation, 144A, 6.13%, 04/01/2023	2,385,000	2,516,175
		9,766,569
Technology 0.6%
Zebra Technologies Corporation, 7.25%, 10/15/2022	1,945,000	2,022,800

Telecommunications 2.4%
Cincinnati Bell, Inc., 8.38%, 10/15/2020	1,904,000	1,937,320
Sprint Corporation, 7.88%, 09/15/2023	4,000,000	2,850,000

	Principal Amount	Value (a)
Corporate Bonds (continued)
Telecommunications (continued)
Zayo Group, LLC, 10.13%, 07/01/2020	$3,498,000	$3,760,350
		8,547,670
Utilities 1.3%
NRG Energy, Inc., 7.88%, 05/15/2021	1,000,000	870,000
NRG Energy, Inc., 8.25%, 09/01/2020	4,000,000	3,630,000
		4,500,000
Total Corporate Bonds (Cost: $278,517,531)		240,135,138

Collateralized Loan Obligations/Collateralized Debt Obligations 31.3%
AMMC CLO XIII, Ltd., 144A, (Cayman Islands), 5.12%, 01/26/2026 (e)	3,000,000	2,208,768
AMMC CLO XIV, Ltd., 144A, (Cayman Islands), 5.42%, 07/27/2026 (e)	1,500,000	999,865
Apidos CLO XII, 144A, (Cayman Islands), 5.02%, 04/15/2025 (e)(g)	2,000,000	1,567,920
Apidos CLO XVI, 144A, (Cayman Islands), 5.12%, 01/19/2025 (e)	2,000,000	1,355,092
Atlas Senior Loan Fund III, Ltd., 144A, (Cayman Islands), 08/18/2025	1,500,000	837,233
Atlas Senior Loan Fund IV, Ltd., 144A, (Cayman Islands), 5.06%, 02/17/2026 (e)	2,000,000	1,342,324
Atlas Senior Loan Fund VI, Ltd., 144A, (Cayman Islands), 5.82%, 10/15/2026 (e)	1,000,000	752,893
Atrium CLO VII, 144A, (Cayman Islands), 11/16/2022	1,600,000	951,411
Atrium XI, 144A, (Cayman Islands), 5.42%, 10/23/2025 (e)(g)	5,000,000	3,954,100
Babson CLO, Inc., 2007-I, 144A, (Cayman Islands), 01/18/2021	1,000,000	455,060
Babson CLO, Ltd., 2013-II, 144A, (Cayman Islands), 5.12%, 01/18/2025 (e)	2,000,000	1,376,892
Canyon Capital CLO 2015-1, Ltd., 144A, (Cayman Islands), 6.07%, 04/15/2027 (e)(g)	1,500,000	1,149,630
Carlyle Global Market Strategies CLO 2013-4, Ltd., 144A, (Cayman Islands), 10/15/2025	1,259,000	634,607
Carlyle Global Market Strategies CLO 2014-3, Ltd., 144A, (Cayman Islands), 07/27/2026	1,000,000	636,931
Cent CLO XVII, 144A, (Cayman Islands), 3.82%, 01/30/2025 (e)	4,000,000	3,480,176
Cent CLO XVIII, Ltd., 144A, (Cayman Islands), 4.92%, 07/23/2025 (e)	3,000,000	2,030,493
Cent CLO XXIII, Ltd., 144A, (Cayman Islands), 6.02%, 04/17/2026 (e)(g)	2,750,000	2,221,752
Clear Creek CLO, Ltd., 144A, (Cayman Islands), 6.37%, 04/20/2027 (e)(g)	1,000,000	806,140
Denali Capital CLO XI, Ltd., 144A, (Cayman Islands), 6.07%, 04/20/2027 (e)(g)	1,000,000	791,520
Dorchester Park CLO, Ltd., 144A, (Cayman Islands), 5.87%, 01/20/2027 (e)	625,000	483,808
Dorchester Park CLO, Ltd., 144A, (Ireland), 6.57%, 01/20/2027 (e)	4,000,000	2,933,552
Dryden XXV Senior Loan Fund, 144A, (Cayman Islands), 01/15/2025	250,000	92,509
Dryden XXXVI Senior Loan Fund, 144A, (Cayman Islands), 5.54%, 11/09/2025 (e)	4,000,000	3,036,068
Dryden XXXVII Senior Loan Fund, 144A, (Cayman Islands), 6.02%, 04/15/2027 (e)(g)	1,250,000	1,012,487
Emerson Park CLO, Ltd. 2013-1, 144A, (Cayman Islands), 07/15/2025	450,000	196,953
Flatiron CLO 2013-1, Ltd., 144A, (Cayman Islands), 5.52%, 01/17/2026 (e)(g)	1,750,000	1,211,682
Galaxy CLO 2015-19, Ltd., 144A, (Cayman Islands), 5.72%, 01/24/2027 (e)(g)	800,000	628,056
Galaxy XV CLO, Ltd., 144A, (Cayman Islands), 4.02%, 04/15/2025 (e)	4,000,000	3,454,240
Galaxy XVI CLO, Ltd., 144A, (Cayman Islands), 3.71%, 11/16/2025 (e)	2,000,000	1,680,196
Galaxy XX CLO, Ltd., 144A, (Cayman Islands), 6.12%, 07/20/2027 (e)(g)	3,500,000	2,877,560
Goldentree Loan Opportunities VI, Ltd., 144A, (Cayman Islands), 04/17/2022	1,500,000	652,124
Goldentree Loan Opportunities X, Ltd., 144A, (Cayman Islands), 5.52%, 07/20/2027 (e)(g)	1,500,000	1,186,320
Goldentree Loan Opportunities XI, Ltd., 144A, (Cayman Islands), 5.87%, 04/18/2027 (e)	1,000,000	788,008
Greywolf CLO II, Ltd., 144A, (Cayman Islands), 4.45%, 04/15/2025 (e)	4,000,000	3,641,560
Greywolf CLO II, Ltd., 144A, (Cayman Islands), 5.32%, 04/15/2025 (e)	1,500,000	1,166,371
Halcyon Loan Advisors Funding 2013-1, Ltd., 144A, (Cayman Islands), 4.12%, 04/15/2025 (e)	4,000,000	3,211,544
Halcyon Loan Advisors Funding 2015-1, Ltd., 144A, (Cayman Islands), 6.27%, 04/20/2027 (e)(g)	750,000	520,620
Halcyon Loan Advisors Funding 2015-3, Ltd., 144A, (Cayman Islands), 6.24%, 10/18/2027 (e)(g)	2,500,000	1,922,400
Jamestown CLO IV, Ltd., 144A, (Cayman Islands), 5.62%, 07/15/2026 (e)	2,000,000	1,296,544
Jamestown CLO VI, Ltd., 144A, (Cayman Islands), 5.12%, 02/20/2027 (e)(g)	900,000	661,806
LCM XII, L.P., 144A, (Cayman Islands), 10/19/2022	1,000,000	596,769
LCM XIII, L.P., 144A, (Cayman Islands), 01/19/2023	1,775,000	901,633
Madison Park Funding IV, Ltd., 144A, (Cayman Islands), 03/22/2021 (h)	3,700,000	4,239,408
Madison Park Funding XII, Ltd., 144A, (Cayman Islands), 07/20/2026	4,000,000	2,317,284
Madison Park Funding XIV, Ltd., 144A, (Cayman Islands), 5.37%, 07/20/2026 (e)	2,750,000	2,140,526

	Principal Amount	Value (a)
Collateralized Loan Obligations/Collateralized Debt Obligations (continued)
Magnetite XIV, Ltd., 144A, (Cayman Islands), 7.12%, 07/18/2028 (e)	$4,000,000	$2,662,064
Mountain Hawk I CLO, Ltd., 144A, (Cayman Islands), 3.72%, 01/20/2024 (e)	3,000,000	2,507,271
Mountain Hawk III CLO, Ltd., 144A, (Cayman Islands), 5.47%, 04/18/2025 (e)	2,000,000	1,183,008
Nautique Funding, Ltd., 144A, (Cayman Islands), 04/15/2020	1,300,000	456,660
Northwoods Capital X, Ltd., 144A, (Cayman Islands), 4.93%, 11/04/2025 (e)	2,000,000	1,207,752
Northwoods Capital XI, Ltd., 144A, (Cayman Islands), 4.07%, 04/15/2025 (e)	2,500,000	1,983,832
Octagon Investment Partners XVIII, Ltd., 144A, (Cayman Islands), 5.61%, 12/16/2024 (e)(g)	2,000,000	1,616,580
OHA Credit Partners VI, Ltd., 144A, (Cayman Islands), 4.66%, 05/15/2023 (e)	750,000	627,928
OHA Credit Partners VIII, Ltd., 144A, (Cayman Islands), 4.12%, 04/20/2025 (e)	4,000,000	3,447,484
OHA Loan Funding 2013-1, Ltd., 144A, (Cayman Islands), 07/23/2025	3,000,000	1,397,796
OZLM Funding V, Ltd., 144A, (Cayman Islands), 5.37%, 01/17/2026 (e)	2,000,000	1,515,124
OZLM VII, Ltd., 144A, (Cayman Islands), 5.62%, 07/17/2026 (e)(g)	2,750,000	2,071,657
OZLM XI, Ltd., 144A, (Cayman Islands), 5.72%, 01/30/2027 (e)	2,000,000	1,436,864
OZLM XIV, Ltd., 144A, (Cayman Islands), 6.73%, 01/15/2029 (e)	4,500,000	3,510,306
Steele Creek CLO 2014-1, Ltd., 144A, (Cayman Islands), 3.78%, 08/21/2026 (e)	2,450,000	1,999,849
Symphony CLO IV, Ltd., 144A, (Cayman Islands), 07/18/2021	500,000	303,026
THL Credit Wind River 2015-2 CLO, Ltd., 144A, (Cayman Islands), 6.32%, 10/15/2027 (e)(g)	4,000,000	3,058,440
TICP CLO III, Ltd, 144A, (Cayman Islands), 5.87%, 01/20/2027 (e)(g)	4,000,000	2,796,320
Venture XIII CLO, Ltd., 144A, (Cayman Islands), 5.79%, 06/10/2025 (e)(g)	1,500,000	1,092,330
West CLO 2013-1, Ltd., 144A, (Cayman Islands), 11/07/2025	500,000	95,880
West CLO 2013-1, Ltd., 144A, (Cayman Islands), 3.99%, 11/07/2025 (e)	3,000,000	2,425,968
WhiteHorse VII, Ltd., 144A, (Cayman Islands), 4.08%, 11/24/2025 (e)	2,000,000	1,661,192
Total Collateralized Loan Obligations/Collateralized Debt Obligations (Cost: $129,673,192)		109,460,166

	Shares
Common Stock 0.4%
Diversified & Conglomerate Services 0.4%
Affinion Group Holdings, Inc.,	110,400	1,297,200
Total Common Stocks (Cost: $5,396,812)		1,297,200
Total Investments - 143.5% (Cost: $584,797,136)		$501,285,698
Liabilities in Excess of Other Assets - (43.5%)		(151,936,680)
Net Assets - 100.0%		$349,349,018

Footnotes:

(a)         Investment holdings in foreign currencies are converted to U.S. Dollars using period end spot rates.  All investments are in United States enterprises unless otherwise noted.

(b)         Interest rates on floating rate term loans adjust periodically based upon a predetermined schedule.  Stated interest rates in this schedule represents the “all-in” rate as of January 31, 2016.

(c)          This position or a portion of this position represents an unsettled loan purchase.  The interest rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR” or “L”) or the applicable LIBOR floor plus a spread which was determined at the time of purchase.

(d)         See Note 4 regarding Defaulted Securities.

(e)          Variable rate coupon, rate shown as of January 31, 2016.

(f)           Pay-In-Kind security (PIK), which may pay interest/dividends in additional par/shares.

(g)          Security valued at fair value using methods determined in good faith by or under the direction of the Board of Directors.

(h)         When-Issued or delayed delivery security based on typical market settlement convention for such security.

As of January 31, 2016, the aggregate cost of securities for Federal income tax purposes was $585,784,184. Unrealized appreciation and depreciation on investments for Federal income tax purposes are as follows:

Gross unrealized appreciation	$616,053
Gross unrealized depreciation	(85,114,539)
Net unrealized depreciation	$(84,498,486)

Abbreviations:

144A Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

CLO Collateralized Loan Obligation

Currencies:

€                 Euro Currency

£                 British Pounds

$                 U.S. Dollars

Ares Dynamic Credit Allocation Fund, Inc.

Notes to Schedule of Investments

January 31, 2016 (Unaudited)

(1) Organization

Ares Dynamic Credit Allocation Fund, Inc. (“ARDC” or “Fund”) is a corporation incorporated under the laws of the State of Maryland and registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a closed-end, non-diversified, management investment company, and intends to qualify each year to be treated as a Regulated Investment Company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund commenced operations on November 27, 2012.  Ares Capital Management II, LLC (the “Adviser”) serves as the investment adviser to the Fund. The Fund’s common shares are listed on the New York Stock Exchange (“NYSE”) and trade under the ticker symbol “ARDC”.

Investment Objective and Policies

The Fund’s investment objective is to seek an attractive risk adjusted level of total return, primarily through current income and, secondarily, through capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in a broad, dynamically managed portfolio of (i) senior secured loans (“Senior Loans”) made primarily to companies whose debt is rated below investment grade, (ii) corporate bonds (“Corporate Bonds”) that are primarily high yield issues rated below investment grade, (iii) other fixed-income instruments of a similar nature that may be represented by derivatives, and (iv) securities issued by entities commonly referred to as collateralized loan obligations (“CLOs”) and other asset-backed securities. The Fund’s investments in CLOs include investments in subordinated tranches of CLO securities. The Adviser will dynamically allocate the Fund’s portfolio among investments in the various targeted credit markets to seek to manage interest rate and credit risk and the duration of the Fund’s portfolio.

(2) Significant Accounting Policies

Accounting Estimates

The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Adviser to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates and such differences may be material.

Investments Valuation

All investments in securities are recorded at their estimated fair value, as described in Note 3.

Interest Income

Interest income is recorded on the accrual basis to the extent that such amounts are expected to be collected, and adjusted for accretion of discounts and amortization of premiums. The Fund may have investments that contain payment-in-kind (“PIK”) provisions. The PIK interest, computed at the contractual rate specified, is added to the principal balance and adjusted cost of the investments and recorded as interest income.

Discounts and Premiums

Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security using the effective interest method. The adjusted cost of investments represents the original cost adjusted for PIK interest and the accretion of discounts and amortization of premiums.

Investment Transactions, Related Investment Income and Expenses

Investment transactions are accounted for on the trade date. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is earned from settlement date and is recorded on the accrual basis. Realized gains and losses are reported on the specific identification method. Expenses are recorded on the accrual basis as incurred.

Foreign Currency Transactions

Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates effective on the date of valuation; and (ii) purchases and sales of investments and income and expense items denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates prevailing on transaction dates.

Ares Dynamic Credit Allocation Fund, Inc.
Notes to Schedule of Investments (continued)
January 31, 2016 (Unaudited)

The Fund does not isolate that portion of the results of operations resulting from the changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included within the net realized and unrealized gain on investments in the Statements of Operations.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between the amounts of income and expense items recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from the changes in fair values of assets and liabilities, other than investments in securities at year end, resulting from changes in exchange rates.

Investments in foreign companies and securities of foreign governments may involve special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include, among other things, revaluation of currencies, less reliable information about issuers, different transaction clearance and settlement practices, and potential future adverse political and economic developments. Moreover, investments in foreign companies and securities of foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the U.S. government.

Dividends and Distributions

The Fund intends to make regular monthly cash distributions of all or a portion of its net investment income available to common shareholders. The Fund intends to pay common shareholders at least annually all or substantially all of its net investment income after the payment of interest owed with respect to notes or other forms of leverage utilized by the Fund. The Fund intends to pay any capital gains distributions at least annually.

The distributions for any full or partial year might not be made in equal amounts, and one distribution may be larger than another. The Fund will make distributions only if authorized by its Board of Directors and declared by the Fund out of assets legally available for these distributions. The Fund may pay a special distribution at the end of each calendar year. This distribution policy may, under certain circumstances, have certain adverse consequences to the Fund and its shareholders because it may result in a return of capital to shareholders, which would reduce the Fund’s net asset value and, over time, potentially increase the Fund’s expense ratios. If the Fund distributes a return of capital, it means that the Fund is returning to shareholders a portion of their investment rather than making a distribution that is funded from the Fund’s earned income or other profits. The Board of Directors may elect to change the Fund’s distribution policy any time.

Commitments

In the normal course of business, the Fund’s investment activities involve executions, settlement and financing of various transactions resulting in receivables from, and payables to, brokers, dealers and the Fund’s custodian. These activities may expose the Fund to risk in the event that such parties are unable to fulfill contractual obligations. Management does not anticipate any material losses from counterparties with whom it conducts business. Consistent with standard business practice, the Fund enters into contracts that contain a variety of indemnifications, and is engaged from time to time in various legal actions. The maximum exposure of the Fund under these arrangements and activities is unknown. However, the Fund expects the risk of material loss to be remote.

(3) Investments

Fair Value Measurements

The Fund follows the provisions of Fair Value Measurements and Disclosures under U.S. GAAP, which among other matters, requires enhanced disclosures about investments that are measured and reported at fair value. This standard defines fair value and establishes a hierarchal disclosure framework which prioritizes and ranks the level of market price observability used in measuring investments at fair value and expands disclosures about assets and liabilities measured at fair value. Fair Value Measurements and Disclosures defines “fair value” as the amount for which an investment could be sold in an orderly transaction between market participants at the measurement date in the principal or most advantageous market of the investment. The hierarchal disclosure framework establishes a three-tier hierarchy to maximize the use of observable data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique.

Ares Dynamic Credit Allocation Fund, Inc.
Notes to Schedule of Investments (continued)
January 31, 2016 (Unaudited)

Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•                  Level 1 — unadjusted quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including a single broker quote or the Fund’s own assumptions in determining the fair value of investments)

The fair value of the Fund’s investments are primarily estimated based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs. The Fund’s custodian obtains prices from independent pricing services based on an authorized pricing matrix as approved by the Fund’s Board of Directors. The Adviser has internal controls in place that support its reliance on information received from third-party pricing sources. For any security, if market or dealer quotations are not readily available, or if the Adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith by the Adviser and will be classified as Level 3. In such instances, the Adviser will use valuation techniques consistent with the market or income approach to measure fair value and will give consideration to all factors which might reasonably affect the fair value.

Bank loans and corporate debts: The fair value of bank loans and corporate debt is estimated based on quoted market prices, forward foreign exchange rates, dealer quotations or alternative pricing sources supported by observable inputs and are generally classified within Level 2 or 3. The Adviser obtains prices from independent pricing services which generally utilize broker quotes and may use various other pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. If the pricing services are only able to obtain a single broker quote or utilize a pricing model the securities will be classified as Level 3. If the pricing services are unable to provide prices, the Adviser will attempt to obtain one or more broker quotes directly from a dealer and price such securities at the last bid price obtained; such securities are classified as Level 3.

Collateralized loan obligations: The fair value of CLOs is estimated based on various valuation models of third-party pricing services as well as internal models. The valuation models generally utilize discounted cash flows and take into consideration prepayment and loss assumptions, based on historical experience and projected performance, economic factors, the characteristics and condition of the underlying collateral, comparable yields for similar securities and recent trading activity. These securities are classified as Level 3.

The Adviser is responsible for all inputs and assumptions related to the pricing of securities. The Adviser has internal controls in place that support its reliance on information received from third-party pricing sources. As part of its internal controls, the Adviser obtains, reviews and tests information to corroborate prices received from third-party pricing sources. If the pricing services are only able to obtain a single broker quote or utilize a pricing model the securities will be classified as Level 3. For any security, if market or dealer quotations are not readily available, or if the Adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith by the Adviser and will be classified as Level 3. In such instances, the Adviser will use valuation techniques consistent with the market or income approach to measure fair value and will give consideration to all factors which might reasonably affect the fair value. The main inputs into the Adviser’s valuation model for these Level 3 securities include earnings multiples (based on the historical earnings of the issuer) and discounted cash flows. The Adviser may also consider original transaction price, recent transactions in the same or similar instruments and completed third-party transactions in comparable instruments as well as other liquidity, credit and market risk factors. Models will be adjusted as deemed necessary by the Adviser.

The following is a summary of the inputs used as of January 31, 2016, in valuing the Fund’s investments carried at fair value:

Ares Dynamic Credit Allocation Fund, Inc.
Notes to Schedule of Investments (continued)
January 31, 2016 (Unaudited)

	Level 1 - Quoted Prices ($)	Level 2 - Other Significant Observable Inputs ($)	Level 3 - Significant Unobservable Inputs ($)	Total ($)
Floating Rate Term Loans	—	141,778,393	8,614,801	150,393,194
Corporate Bonds	—	240,135,138	—	240,135,138
Collateralized Loan Obligations/Collateralized Debt Obligations	—	—	109,460,166	109,460,166
Common Stock	—	1,297,200	—	1,297,200
Total Investments	—	383,210,731	118,074,967	501,285,698

The following is a reconciliation of the Fund’s investments in which significant unobservable inputs (Level 3) were used in determining fair value.

For the period ended January 31, 2016:

	Floating Rate Term Loans ($)	Collateralized Loan Obligations/ Collateralized Debt Obligations ($)	Total ($)
Balance as of 10/31/15	18,371,397	115,761,300	134,132,697
Purchases (a)	249,611	16,968,175	17,217,786
Sales (b)	(8,292,341)	(7,319,003)	(15,611,344)
Realized gain/(loss) and net change in unrealized appreciation/(depreciation)	(552,211)	(16,117,739)	(16,669,950)
Accrued discounts/(premiums)	11,441	167,433	178,874
Transfers in to Level 3	3,908,996	—	3,908,996
Transfers out of Level 3	(5,082,092)	—	(5,082,092)
Balance as of 1/31/16	8,614,801	109,460,166	118,074,967
Net change in unrealized appreciation/(depreciation) from Investments held as of 1/31/16	(62,595)	(15,301,062)	(15,363,657)

Investments were transferred into and out of Level 3 and into and out of Level 2 during the period ended January 31, 2016 due to changes in the quantity and quality of information obtained to support the fair value of each investment as assessed by the Adviser.

(a) Purchases include paid-in-kind interest and securities received from restructure.

(b) Sales include principal redemptions.

The valuation techniques used by the Adviser to measure fair value as of January 31, 2016 maximized the use of observable inputs and minimized the use of unobservable inputs. The valuation techniques and significant amounts of unobservable inputs used in the valuation of the Fund’s Level 3 securities are outlined in the table below.

Ares Dynamic Credit Allocation Fund, Inc.
Notes to Schedule of Investments (continued)
January 31, 2016 (Unaudited)

	Fair Value ($)	Valuation Technique	Unobservable Inputs	Range
Assets
Investments in securities
Floating Rate Term Loans	8,614,801	Broker quotes and/or 3rd party pricing services	N/A	N/A

Collateralized Loan Obligation/Collateralized Debt Obligation	101,759,528	Broker quotes and/or 3rd party pricing services	N/A	N/A

	7,700,638	Discounted Cash Flow	Discount Margin	935-1208
			Constant Default Rate	2%
			Recovery Rate	75%
			Constant Pre-Payment Rate	20%

Total Level 3 Investments	118,074,967

There were no transfers between Level 1 and 2 during the period. It is the Fund’s policy to recognize transfers into and out of all levels at the end of the reporting period.

(4) Defaulted Securities

The Fund held defaulted securities and/or other securities for which income has deemed uncollectible. At January 31, 2016, the aggregate value of those securities was $288,021 representing 0.08% of the Fund’s net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on any interest receivable. The securities have been identified on the accompanying Statement of Investments.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective at a reasonable level of assurance based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002
3 (a) (2)	Certification of Principal Financial Officer pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Ares Dynamic Credit Allocation Fund, Inc.

By:
Seth J. Brufsky
Chief Executive Officer (principal executive officer)

Date: March 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
Seth J. Brufsky
Chief Executive Officer (principal executive officer)

Date: March 31, 2016

By:
Daniel F. Nguyen
Chief Financial Officer (principal financial officer)

Date: March 31, 2016